CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Profit (loss) before tax	$ (12,012)	$ 14,987	$ 23,078
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation, amortization, impairment of non-current assets	15,925	13,188	19,610
Equity settled share based payments	9,251	6,392	9,056
Gain on disposal of investment in associate	0	(12,242)	0
Fair value gain (loss) on revaluation	930	1,185	(114)
Gain on disposal from PRV sale	(21,279)	0	0
Other finance income	(3,663)	(4,485)	(14,906)
Other finance expenses	9,069	5,463	6,196
Share of net profits in associates using the equity method	289	1,083	(694)
Other	(1,079)	(1,576)	524
Operating cash flows before changes in working capital	(2,569)	23,995	42,750
Changes in working capital:
Inventories	(14,434)	(15,016)	(6,153)
Trade and other receivables	(18,539)	2,364	5,918
Payables and other current liabilities	16,228	11,992	(5,193)
Restricted cash	(216)	273	467
Total changes in working capital	(16,961)	(387)	(4,961)
Interest received	2,883	85	53
Income taxes received (paid)	(655)	(1,235)	0
Net cash flows generated from (used in) operating activities	(17,302)	22,458	37,842
Capital expenditure for property, plant and equipment	(1,437)	(1,376)	(10,739)
Proceeds from PRV sale	21,279	0	0
Investment intangible assets	(27)	(601)	(3,447)
Proceed from sale of Investment associate	0	7,300	0
Investment in equity instruments designated as at FVTOCI	0	0	(4,589)
Acquisition of license	0	0	(2,530)
Purchases of marketable securities	(382,014)	0	0
Proceeds from sale of marketable securities	232,811	0	0
Net cash flows generated from (used in) investing activities	(129,388)	5,323	(21,305)
Payment on contingent consideration	0	0	(25,000)
Payment of lease liabilities	(5,126)	(3,311)	(3,217)
Interests on loans and leases	(4,046)	(3,952)	(4,448)
Settlement of share based compensation awards	8,133	2,281	4,718
Net cash flows generated from (used in) financing activities	(1,039)	(4,982)	(27,947)
Increase (decrease) of cash	(147,729)	22,799	(11,410)
Exchange rate effects	2,128	(7,381)	(1,825)
Cash and cash equivalents at beginning of period	207,342	191,924	205,159
Cash and cash equivalents at end of period	$ 61,741	$ 207,342	$ 191,924